Summary of Significant Accounting Policies (Details) - Schedule of inventories - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Schedule Of Inventories Abstract
Raw material and supplies	$ 956,387
Work in progress	4,602,609
Finished goods
Total inventories	$ 5,558,996